Subsequent Events	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Subsequent Events [Abstract]
Subsequent Events

Note 13 - Subsequent Events

The Company evaluated subsequent events and transactions that occurred after the balance sheet date and through the date these condensed financial statements were issued. Based upon this review, other than as described below, the Company did not identify any subsequent events that would have required adjustment or disclosure in the condensed financial statements.

During October 2021, the compensation committee of the board of directors of the Company granted an aggregate of 23,934 restricted shares of Class A common stock to the Company’s non-employee directors from the Incentive Plan, subject to vesting. In addition, on October 11, 2021, the compensation committee of the board of directors of the Company granted an aggregate of 500,000 shares of restricted shares of Class A common stock of the Company from the Incentive Plan to Joe Oblas, Jaxie Alt and Alex Hawkins pursuant to their employment agreements, subject to vesting (the “Executive Restricted Stock Grants”). An aggregate of 31,250 shares of the Executive Restricted Stock Grants for the period from July 20, 2021 through September 30, 2021 vested immediately upon grant, with the remaining 468,750 shares of the Executive Restricted Stock Grants subject to quarterly vesting over a four-year period.

13 SUBSEQUENT EVENTS

In accordance with ASC 855, Subsequent Events, the Company evaluated all material events or transactions that occurred after December 31, 2020, the balance sheet date, through the date these consolidated financial statements were available to be issued, and determined no events or transactions which would impact the consolidated financial statements for the year ended December 31, 2020 other than the below:

On January 14, 2021, the Company entered a letter of intent to sell its land and facility to a third party for $7,500,000 contingent upon the consummation of the transactions contemplated by the Business Combination Agreement. Additionally, the third-party intends to enter a 12-year master lease with the Company for approximately 53,210 square feet at an initial base rent of $13.72 / square foot plus operating expenses. As contemplated under the Business Combination Agreement such proceeds of any sale would be utilized to reduce third party debt of like amount.

Effective January 26, 2021, the Company obtained a waiver of default and an extension of the maturity date to June 30, 2021 for various notes issued by Origin bank outlined in Note 9.

Effective January 22, 2021, the Lender Agreement 2 was amended to extend the maturity date to March 15, 2021, and waive any and all events of default under the original agreement, outlined in Note 9. Effective March 15, 2021, the Lender Agreement 2 was amended to extend the maturity date to June 15, 2021.

Effective January 28, 2021, the VM Agreement was amended to extend the maturity date to June 30, 2021, and the Company subsequently paid off all outstanding principal and accrued interest on February 2, 2021.

Effective January 28, 2021, the Company entered into several convertible note agreements totaling $10,600,000, at 6% interest and maturity dates of October 31, 2021. The transactions contemplated by the Business Combination Agreement would trigger these notes, to convert into Class A common stock at a 20% discount to the per share price paid by the investors in the subscription agreements, described below. Additionally, all convertible notes outstanding, as detailed in Note 9, will also convert into the Series 3 Preferred units of the Company.

On January 28, 2021, the Company entered into the Business Combination Agreement. Pursuant to the Business Combination Agreement, subject to the terms and conditions set forth therein, (i) promptly after the execution and delivery of the Business Combination Agreement, the Company conducted a reorganization via merger pursuant to which Stryve Foods Holdings, LLC, a Texas limited liability company (the “Seller”), become a holding company for the Company, the former owners of the Company became the owners of the Seller, and the former holders of convertible notes of the Company became holders of convertible notes of the Seller, and pursuant to which the Company retained all of its subsidiaries, business, assets and liabilities, and become a wholly-owned subsidiary of the Seller, (ii) prior to the closing, Andina will continue out of the Cayman Islands and into the State of Delaware to re-domicile as and become a Delaware corporation, (iii) at the closing, the Seller will contribute to Holdings all of the issued and outstanding equity interests of the Company in exchange for newly issued non-voting Class B membership interests of Holdings and voting (but non-economic) Class V common stock of Andina, and (iv) Andina will contribute all of its cash and cash equivalents to Holdings, after payment of Andina shareholders that elect to have their Andina shares redeemed or converted in connection with the closing and Andina’s expenses and other liabilities due at the closing, in exchange for newly issued voting Class A membership interests of Holdings. At the closing, Andina will change its name to “Stryve Foods, Inc.”

The Company has $42,500,000 of subscription agreements for Common Stock fully committed to be funded upon the consummation of the transactions contemplated by the Business Combination Agreement, anticipated to be funded in the second quarter of 2021, pending completion of the closing conditions included in the Business Combination Agreement.

On March 5, 2021, the Company received notice from the Small Business Administration that the full balance plus any accrued and unpaid interest related to its PPP loan was fully forgiven effective as of January 27, 2021.

Effective March 25, 2021, the Company entered into the Replacement VM Agreement and borrowed $2,500,000 thereunder.